Financial liabilties designated at fair value	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial liabilities designated at fair value

16	Financial investments

Carrying amount of financial investments
	2020	2019
	$m	$m
Financial investments measured at fair value through other comprehensive income	402,054	357,577
– treasury and other eligible bills	118,163	95,043
– debt securities	281,467	260,536
– equity securities	2,337	1,913
– other instruments	87	85
Debt instruments measured at amortised cost	88,639	85,735
– treasury and other eligible bills	11,757	10,476
– debt securities	76,882	75,259
At 31 Dec	490,693	443,312

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	904	22
Business facilitation	1,387	22
Others	46	3
At 31 Dec 2020	2,337	47

Investments required by central institutions	738	22
Business facilitation	1,124	19
Others	51	9
At 31 Dec 2019	1,913	50

Financial investments at amortised cost and fair value
		2020		2019
		Amortised cost	Fair value[1]	Amortised cost	Fair value[1]
	Footnotes	$m	$m	$m	$m
US Treasury		75,531	78,251	79,633	80,589
US Government agencies	2	19,851	20,320	26,356	26,387
US Government-sponsored entities		10,691	11,224	8,070	8,259
UK Government		28,094	28,754	28,621	28,973
Hong Kong Government		55,483	55,507	47,824	47,820
Other governments		178,091	180,881	140,510	142,511
Asset-backed securities	3	2,708	2,536	2,954	2,889
Corporate debt and other securities		110,015	118,960	101,750	107,364
Equities		1,410	2,337	1,241	1,913
At 31 Dec		481,874	498,770	436,959	446,705
1    Included within ‘fair value’ figures are debt securities issued by banks and other financial institutions of $62bn (2019: $61bn), of which $10bn (2019: $11bn) are guaranteed by various governments.
2Includes securities that are supported by an explicit guarantee issued by the US Government.
3Excludes asset-backed securities included under US Government agencies and sponsored entities.

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at fair value through other comprehensive income	72,250	131,859	42,168	35,190	281,467
Debt securities measured at amortised cost	6,135	16,499	19,437	34,811	76,882
At 31 Dec 2020	78,385	148,358	61,605	70,001	358,349

Debt securities measured at fair value through other comprehensive income	61,833	123,740	42,831	32,132	260,536
Debt securities measured at amortised cost	5,472	14,395	21,431	33,961	75,259
At 31 Dec 2019	67,305	138,135	64,262	66,093	335,795

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at fair value through other comprehensive income
US Treasury	6,596	1.2	22,945	1.6	15,618	1.5	4,195	2.3
US Government agencies	—	—	95	1.8	43	2.8	12,608	1.8
US Government-sponsored agencies	30	2.8	789	2.2	2,988	2.5	4,968	1.8
UK Government	2,765	1.5	5,126	0.8	6,220	0.2	4,910	2.3
Hong Kong Government	84	1.6	247	1.6	167	1.8	—	—
Other governments	51,507	1.7	62,587	2.3	8,184	1.6	2,089	4.3
Asset-backed securities	18	2.9	93	1.4	399	1.8	2,199	1.2
Corporate debt and other securities	10,831	2.1	35,615	1.4	7,169	1.8	2,583	3.4
Total amortised cost at 31 Dec 2020	71,831		127,497		40,788		33,552
Total carrying value	72,250		131,859		42,168		35,190
Debt securities measured at amortised cost
US Treasury	3,769	0.1	4,618	1.6	3,003	2.0	969	2.8
US Government agencies	—	—	9	3.8	13	4.5	7,084	2.6
US Government-sponsored agencies	110	2.5	258	2.7	436	2.2	1,112	3.3
Hong Kong Government	13	3.0	23	1.6	118	2.6	12	4.8
Other governments	179	3.4	370	4.1	426	3.8	1,011	4.2
Asset-backed securities	—	—	—	—	—	—	2	6.0
Corporate debt and other securities	2,064	3.3	11,221	3.4	15,441	3.4	24,621	3.8
Total amortised cost at 31 Dec 2020	6,135		16,499		19,437		34,811
Total carrying value	6,135		16,497		19,439		34,812
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2020 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.
HSBC Holdings

HSBC Holdings carrying amount of financial investments
	2020	2019
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	10,941	10,081
– debt securities	6,544	6,025
At 31 Dec	17,485	16,106

Financial investments at amortised cost and fair value
	2020		2019
	Amortised cost	Fair value	Amortised cost	Fair value
	$m	$m	$m	$m
US Treasury	17,485	17,521	16,106	16,121
US Government agencies	—	—	—	—
US Government-sponsored entities	—	—	—	—
At 31 Dec	17,485	17,521	16,106	16,121

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at amortised cost	3,767	2,777	—	—	6,544
At 31 Dec 2020	3,767	2,777	—	—	6,544

Debt securities measured at amortised cost	3,010	3,015	—	—	6,025
At 31 Dec 2019	3,010	3,015	—	—	6,025

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at amortised cost
US Treasury	3,767	1.5	2,777	0.3	—	—	—	—
US Government agencies	—	—	—	—	—	—	—	—
US Government-sponsored agencies	—	—	—	—	—	—	—	—
Total amortised cost at 31 Dec 2020	3,767		2,777		—		—
Total carrying value	3,767		2,777		—		—
The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2020 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.

24	Financial liabilities designated at fair value

HSBC
		2020	2019
	Footnotes	$m	$m
Deposits by banks and customer accounts	1, 2	19,176	17,660
Liabilities to customers under investment contracts		6,385	5,893
Debt securities in issue (Note 25)		121,034	130,364
Subordinated liabilities (Note 28)		10,844	10,130
Preferred securities (Note 28)		—	419
At 31 Dec		157,439	164,466
1    Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.
2    In 2020, cash prime brokerage balances of $3,889m have been presented as a single balance, resulting in a reclassification from customer accounts at amortised cost to provide more relevant information on the effect of these transactions on the Group’s financial position. Comparatives have not been re-presentedThe carrying amount of financial liabilities designated at fair value was $9,333m more than the contractual amount at maturity (2019: $6,120m more). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $2,542m (2019: loss of $2,877m).

HSBC Holdings
	2020	2019
	$m	$m
Debt securities in issue (Note 25)	19,624	24,687
Subordinated liabilities (Note 28)	6,040	5,616
At 31 Dec	25,664	30,303
The carrying amount of financial liabilities designated at fair value was $3,019m more than the contractual amount at maturity
(2019: $2,227m more). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $1,210m (2019: $1,386m).

29	Maturity analysis of assets, liabilities and off-balance sheet commitments
The table on page 383 provides an analysis of consolidated total assets, liabilities and off-balance sheet commitments by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:
•Trading assets and liabilities (including trading derivatives but excluding reverse repos, repos and debt securities in issue) are included in the ‘Due not more than 1 month’ time bucket, because trading balances are typically held for short periods of time.
•Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due over 5 years’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due over 5 years’ time bucket.
•Non-financial assets and liabilities with no contractual maturity are included in the ‘Due over 5 years’ time bucket.
•Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.
•Liabilities under insurance contracts are included in the ‘Due over 5 years’ time bucket. Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due over 5 years’ time bucket, although such contracts are subject to surrender and transfer options by the policyholders.
•Loan and other credit-related commitments are classified on the basis of the earliest date they can be drawn down.
HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	304,481	—	—	—	—	—	—	—	304,481
Items in the course of collection from other banks	4,094	—	—	—	—	—	—	—	4,094
Hong Kong Government certificates of indebtedness	40,420	—	—	—	—	—	—	—	40,420
Trading assets	228,434	1,778	458	135	67	644	474	—	231,990
Financial assets designated or otherwise mandatorily measured at fair value	3,061	240	466	262	454	1,424	1,992	37,654	45,553
Derivatives	306,561	15	12	14	14	441	424	245	307,726
Loans and advances to banks	51,652	11,283	5,640	3,068	2,284	4,059	3,359	271	81,616
Loans and advances to customers	172,306	70,746	65,838	44,392	38,606	112,440	206,448	327,211	1,037,987
– personal	51,711	9,645	7,918	7,270	7,033	26,318	70,447	275,736	456,078
– corporate and commercial	101,684	55,009	51,755	31,529	28,553	76,225	125,393	47,446	517,594
– financial	18,911	6,092	6,165	5,593	3,020	9,897	10,608	4,029	64,315
Reverse repurchase agreements – non-trading	157,234	44,658	16,655	5,113	1,324	3,058	2,586	—	230,628
Financial investments	47,270	77,450	44,255	14,523	24,112	48,741	100,007	134,335	490,693
Accrued income and other financial assets	93,118	5,951	2,743	475	458	267	444	2,107	105,563
Financial assets at 31 Dec 2020	1,408,631	212,121	136,067	67,982	67,319	171,074	315,734	501,823	2,880,751
Non-financial assets	—	—	—	—	—	—	—	103,413	103,413
Total assets at 31 Dec 2020	1,408,631	212,121	136,067	67,982	67,319	171,074	315,734	605,236	2,984,164
Off-balance sheet commitments received
Loan and other credit-related commitments	60,849	—	—	—	—	—	—	—	60,849
Financial liabilities
Hong Kong currency notes in circulation	40,420	—	—	—	—	—	—	—	40,420
Deposits by banks	60,973	1,396	714	695	197	718	16,757	630	82,080
Customer accounts[1]	1,533,595	61,376	22,568	9,375	8,418	4,467	2,859	122	1,642,780
– personal	766,631	32,429	15,511	6,276	5,825	3,591	1,976	39	832,278
– corporate and commercial	588,887	22,856	5,963	2,966	2,058	627	777	37	624,171
– financial	178,077	6,091	1,094	133	535	249	106	46	186,331
Repurchase agreements – non-trading	102,633	3,979	2,165	386	675	16	1,035	1,012	111,901
Items in the course of transmission to other banks	4,343	—	—	—	—	—	—	—	4,343
Trading liabilities	70,799	3,377	400	143	185	289	72	1	75,266
Financial liabilities designated at fair value	18,434	7,333	6,973	6,775	6,593	14,182	40,510	56,639	157,439
– debt securities in issue: covered bonds	—	—	—	—	—	1,239	2,918	—	4,157
– debt securities in issue: unsecured	10,762	4,470	5,522	5,604	5,530	10,455	31,710	42,825	116,878
– subordinated liabilities and preferred securities	—	—	—	—	—	—	3,912	6,932	10,844
– other[2]	7,672	2,863	1,451	1,171	1,063	2,488	1,970	6,882	25,560
Derivatives	300,902	264	198	38	55	237	726	581	303,001
Debt securities in issue	6,552	12,329	14,964	9,764	3,878	9,215	16,618	22,172	95,492
– covered bonds	—	—	28	—	750	1,275	999	—	3,052
– otherwise secured	1,094	1,585	1,001	1,000	—	274	1,640	1,590	8,184
– unsecured	5,458	10,744	13,935	8,764	3,128	7,666	13,979	20,582	84,256
Accruals and other financial liabilities	96,821	9,794	3,886	692	1,174	1,742	3,179	3,053	120,341
Subordinated liabilities	619	—	237	—	12	12	2,658	18,413	21,951
Total financial liabilities at 31 Dec 2020	2,236,091	99,848	52,105	27,868	21,187	30,878	84,414	102,623	2,655,014
Non-financial liabilities	—	—	—	—	—	—	—	124,155	124,155
Total liabilities at 31 Dec 2020	2,236,091	99,848	52,105	27,868	21,187	30,878	84,414	226,778	2,779,169
Off-balance sheet commitments given
Loan and other credit-related commitments	842,974	435	172	243	296	180	299	171	844,770
– personal	235,606	172	27	47	115	125	288	171	236,551
– corporate and commercial	471,410	250	138	194	178	37	11	—	472,218
– financial	135,958	13	7	2	3	18	—	—	136,001

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	154,099	—	—	—	—	—	—	—	154,099
Items in the course of collection from other banks	4,956	—	—	—	—	—	—	—	4,956
Hong Kong Government certificates of indebtedness	38,380	—	—	—	—	—	—	—	38,380
Trading assets	252,009	644	412	62	452	152	540	—	254,271
Financial assets designated at fair value	4,846	74	381	200	422	780	2,356	34,568	43,627
Derivatives	241,941	150	24	27	22	112	294	425	242,995
Loans and advances to banks	41,554	7,826	4,877	2,592	2,859	6,848	2,005	642	69,203
Loans and advances to customers	190,675	82,379	61,254	36,005	36,755	106,203	227,811	295,661	1,036,743
– personal	51,893	14,547	8,562	7,245	6,931	22,923	66,761	252,275	431,137
– corporate and commercial	118,585	61,629	45,924	25,006	25,069	71,751	147,139	39,958	535,061
– financial	20,197	6,203	6,768	3,754	4,755	11,529	13,911	3,428	70,545
Reverse repurchase agreements – non-trading	164,741	38,997	17,933	8,226	6,305	2,298	2,362	—	240,862
Financial investments	36,128	64,472	35,795	17,485	18,202	48,427	90,193	132,610	443,312
Accrued income and other financial assets	80,661	5,544	2,532	915	495	432	363	2,037	92,979
Financial assets at 31 Dec 2019	1,209,990	200,086	123,208	65,512	65,512	165,252	325,924	465,943	2,621,427
Non-financial assets	—	—	—	—	—	—	—	93,725	93,725
Total assets at 31 Dec 2019	1,209,990	200,086	123,208	65,512	65,512	165,252	325,924	559,668	2,715,152
Off-balance sheet commitments received
Loan and other credit-related commitments	63,199	—	—	—	—	—	—	—	63,199
Financial liabilities
Hong Kong currency notes in circulation	38,380	—	—	—	—	—	—	—	38,380
Deposits by banks	46,397	4,167	2,773	454	844	2,455	876	1,056	59,022
Customer accounts[1]	1,287,358	81,038	38,343	11,530	11,342	5,275	4,075	154	1,439,115
– personal	646,843	49,405	29,320	8,484	6,852	3,631	2,646	71	747,252
– corporate and commercial	479,763	24,214	7,162	2,621	3,009	1,119	1,388	41	519,317
– financial	160,752	7,419	1,861	425	1,481	525	41	42	172,546
Repurchase agreements – non-trading	132,042	3,402	1,579	1,882	59	354	2	1,024	140,344
Items in the course of transmission to other banks	4,817	—	—	—	—	—	—	—	4,817
Trading liabilities	82,130	209	265	148	102	287	29	—	83,170
Financial liabilities designated at fair value	12,844	4,667	4,236	4,552	5,196	26,081	43,534	63,356	164,466
– debt securities in issue: covered bonds	—	—	—	—	1,139	—	2,663	1,159	4,961
– debt securities in issue: unsecured	8,884	2,046	2,946	3,757	3,030	22,950	34,753	47,036	125,402
– subordinated liabilities and preferred securities	23	—	—	—	—	—	2,131	8,396	10,550
– other	3,937	2,621	1,290	795	1,027	3,131	3,987	6,765	23,553
Derivatives	237,901	105	73	10	18	68	540	782	239,497
Debt securities in issue	8,183	17,374	12,799	13,152	11,382	14,572	20,048	7,045	104,555
– covered bonds	—	—	—	—	—	749	998	—	1,747
– otherwise secured	2,015	2	248	161	—	219	958	1,663	5,266
– unsecured	6,168	17,372	12,551	12,991	11,382	13,604	18,092	5,382	97,542
Accruals and other financial liabilities	87,796	9,078	3,914	1,244	2,058	1,592	2,823	2,890	111,395
Subordinated liabilities	1,502	—	22	1,993	100	755	424	19,804	24,600
Total financial liabilities at 31 Dec 2019	1,939,350	120,040	64,004	34,965	31,101	51,439	72,351	96,111	2,409,361
Non-financial liabilities	—	—	—	—	—	—	—	113,123	113,123
Total liabilities at 31 Dec 2019	1,939,350	120,040	64,004	34,965	31,101	51,439	72,351	209,234	2,522,484
Off-balance sheet commitments given
Loan and other credit-related commitments	794,336	600	590	313	551	442	458	318	797,608
– personal	221,952	40	39	56	167	208	392	299	223,153
– corporate and commercial	460,569	117	96	52	381	218	66	19	461,518
– financial	111,815	443	455	205	3	16	—	—	112,937
1‘Customer accounts’ includes $463,524m (2019: $408,090m) insured by guarantee schemes.
2In 2020, cash prime brokerage balances of $3,889m have been presented as a single balance, resulting in a reclassification from customer accounts at amortised cost to provide more relevant information on the effect of these transactions on the Group’s financial position. Comparatives have not been re-presented
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,913	—	—	—	—	—	—	—	2,913
Derivatives	1,473	—	5	—	—	9	1,131	2,080	4,698
Loans and advances to HSBC undertakings	—	600	120	—	—	312	6,027	3,384	10,443
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	451	—	—	—	4,320	23,203	37,279	65,253
Financial investments	3,701	3,769	2,924	799	3,528	2,764	—	—	17,485
Accrued income and other financial assets	1,015	275	100	33	22	—	—	—	1,445
Total financial assets at 31 Dec 2020	9,102	5,095	3,149	832	3,550	7,405	30,361	42,743	102,237
Non-financial assets	—	—	—	—	—	—	—	160,936	160,936
Total assets at 31 Dec 2020	9,102	5,095	3,149	832	3,550	7,405	30,361	203,679	263,173
Financial liabilities
Amounts owed to HSBC undertakings	—	330	—	—	—	—	—	—	330
Financial liabilities designated at fair value	—	984	859	—	—	3,088	3,810	16,923	25,664
– debt securities in issue	—	984	859	—	—	3,088	2,108	12,585	19,624
– subordinated liabilities and preferred securities	—	—	—	—	—	—	1,702	4,338	6,040
Derivatives	3,052	—	—	—	—	—	—	8	3,060
Debt securities in issue	—	503	1,621	563	—	2,186	24,489	34,667	64,029
Accruals and other financial liabilities	3,769	689	301	57	12	—	1	36	4,865
Subordinated liabilities	—	—	—	—	—	—	4,067	13,849	17,916
31 Dec 2020	6,821	2,506	2,781	620	12	5,274	32,367	65,483	115,864
Non-financial liabilities	—	—	—	—	—	—	—	509	509
Total liabilities at 31 Dec 2020	6,821	2,506	2,781	620	12	5,274	32,367	65,992	116,373
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—

Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,382	—	—	—	—	—	—	—	2,382
Derivatives	596	—	—	—	—	—	230	1,176	2,002
Loans and advances to HSBC undertakings	102	672	120	25	—	600	1,909	6,790	10,218
Loans and advances to HSBC undertakings designated at fair value	—	—	—	—	—	458	24,845	36,661	61,964
Financial investments in HSBC undertakings	2,754	3,493	1,873	2,251	2,721	3,014	—	—	16,106
Accrued income and other financial assets	93	277	97	48	16	12	—	—	543
Total financial assets at 31 Dec 2019	5,927	4,442	2,090	2,324	2,737	4,084	26,984	44,627	93,215
Non-financial assets	—	—	—	—	—	—	—	162,025	162,025
Total assets at 31 Dec 2019	5,927	4,442	2,090	2,324	2,737	4,084	26,984	206,652	255,240
Financial liabilities
Amounts owed to HSBC undertakings	—	464	—	—	—	—	—	—	464
Financial liabilities designated at fair value	—	—	—	—	—	5,651	6,710	17,942	30,303
– debt securities in issue	—	—	—	—	—	5,651	6,710	12,326	24,687
– subordinated liabilities and preferred securities	—	—	—	—	—	—	—	5,616	5,616
Derivatives	1,838	—	—	—	—	20	85	78	2,021
Debt securities in issue	—	—	—	—	—	10,134	23,786	22,924	56,844
Accruals and other financial liabilities	900	574	303	55	10	—	—	35	1,877
Subordinated liabilities	1,503	—	—	—	—	—	2,076	14,782	18,361
Total financial liabilities at 31 Dec 2019	4,241	1,038	303	55	10	15,805	32,657	55,761	109,870
Non-financial liabilities	—	—	—	—	—	—	—	326	326
Total liabilities at 31 Dec 2019	4,241	1,038	303	55	10	15,805	32,657	56,087	110,196
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—
Contractual maturity of financial liabilities
The following table shows, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives). For this reason, balances in the following table do not agree directly with those in our consolidated balance sheet. Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loans and other credit-related commitments and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	61,001	1,442	1,639	17,352	632	82,066
Customer accounts	1,530,584	64,809	40,755	7,720	153	1,644,021
Repurchase agreements – non-trading	102,664	3,984	3,257	1,058	1,017	111,980
Trading liabilities	75,266	—	—	—	—	75,266
Financial liabilities designated at fair value[1]	18,815	7,556	19,243	59,835	55,475	160,924
Derivatives	300,158	356	579	1,830	2,128	305,051
Debt securities in issue	6,551	12,709	29,520	28,787	24,075	101,642
Subordinated liabilities	739	170	1,102	7,024	28,812	37,847
Other financial liabilities	140,094	9,120	5,113	5,030	2,887	162,244
	2,235,872	100,146	101,208	128,636	115,179	2,681,041
Loan and other credit-related commitments	842,945	434	740	480	171	844,770
Financial guarantees[2]	18,200	13	93	37	41	18,384
At 31 Dec 2020	3,097,017	100,593	102,041	129,153	115,391	3,544,195
Proportion of cash flows payable in period	87%	3%	3%	4%	3%

Deposits by banks	46,471	4,167	4,227	3,371	1,084	59,320
Customer accounts	1,288,577	81,037	62,105	9,900	191	1,441,810
Repurchase agreements – non-trading	132,156	3,403	3,565	368	1,036	140,528
Trading liabilities	83,170	—	—	—	—	83,170
Financial liabilities designated at fair value	13,447	4,666	14,747	76,155	68,045	177,060
Derivatives	237,897	105	522	1,076	1,691	241,291
Debt securities in issue	8,757	17,374	38,423	36,584	8,177	109,315
Subordinated liabilities	1,847	—	2,908	5,197	27,892	37,844
Other financial liabilities	127,898	9,079	6,792	5,637	2,992	152,398
	1,940,220	119,831	133,289	138,288	111,108	2,442,736
Loan and other credit-related commitments	795,243	601	561	886	317	797,608
Financial guarantees[2]	20,007	37	102	68	—	20,214
At 31 Dec 2019	2,755,470	120,469	133,952	139,242	111,425	3,260,558
Proportion of cash flows payable in period	85%	4%	4%	4%	3%
1    In 2020, cash prime brokerage balances of $3,889m have been presented as a single balance, resulting in a reclassification from customer accounts at amortised cost to provide more relevant information on the effect of these transactions on the Group’s financial position. Comparatives have not been re-presented.
2
HSBC Holdings
HSBC Holdings’ primary sources of liquidity are dividends received from subsidiaries, interest on and repayment of intra-Group loans and securities, and interest earned on its own liquid funds. HSBC Holdings also raises funds in the debt capital markets to meet the Group’s minimum requirement for own funds and eligible liabilities. HSBC Holdings uses this liquidity to meet its obligations, including interest and principal repayments on external debt liabilities, operating expenses and collateral on derivative transactions.
HSBC Holdings is also subject to contingent liquidity risk by virtue of credit-related commitments and guarantees and similar contracts issued relating to its subsidiaries. Such commitments and guarantees are only issued after due consideration of HSBC Holdings’ ability to finance the commitments and guarantees and the likelihood of the need arising.
HSBC Holdings actively manages the cash flows from its subsidiaries to optimise the amount of cash held at the holding company level. During 2020, consistent with the Group’s capital plan, the Group’s subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
HSBC Holdings currently has sufficient liquidity to meet its present requirements.
Liquidity risk in HSBC Holdings is overseen by Holdings ALCO. This risk arises because of HSBC Holdings’ obligation to make payments to debt holders as they fall due and to pay its operating expenses. The liquidity risk related to these cash flows is managed by matching external debt obligations with internal loan cash flows and by maintaining an appropriate liquidity buffer that is monitored by Holdings ALCO.
The balances in the following table are not directly comparable with those on the balance sheet of HSBC Holdings as the table incorporates, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for derivatives not treated as hedging derivatives). Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Derivatives not treated as hedging derivatives are included in the ‘On demand’ time bucket.
In addition, loan commitments and financial guarantees and similar contracts are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under financial guarantees and similar contracts are classified on the basis of the earliest date on which they can be called.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
		Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings		—	330	—	—	—	330
Financial liabilities designated at fair value		70	1,109	1,412	9,110	16,104	27,805
Derivatives		3,085	—	2	—	—	3,087
Debt securities in issue		135	760	3,354	31,567	37,103	72,919
Subordinated liabilities		82	156	726	7,513	21,552	30,029
Other financial liabilities		3,769	690	370	—	36	4,865
		7,141	3,045	5,864	48,190	74,795	139,035
Loan commitments		—	—	—	—	—	—
Financial guarantees	1	13,787	—	—	—	—	13,787
At 31 Dec 2020		20,928	3,045	5,864	48,190	74,795	152,822

Amounts owed to HSBC undertakings		—	464	—	—	—	464
Financial liabilities designated at fair value		88	168	784	14,776	18,184	34,000
Derivatives		1,838	—	—	105	78	2,021
Debt securities in issue		128	244	1,137	38,690	25,310	65,509
Subordinated liabilities		1,588	154	718	5,743	21,533	29,736
Other financial liabilities		956	519	365	—	—	1,840
		4,598	1,549	3,004	59,314	65,105	133,570
Loan commitments		—	—	—	—	—	—
Financial guarantees	1	11,061	—	—	—	—	11,061
At 31 Dec 2019		15,659	1,549	3,004	59,314	65,105	144,631
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

30	Offsetting of financial assets and financial liabilities
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
•the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and
•in the case of derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements, cash and non-cash collateral has been received/pledged.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
		Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
					Amounts not set off in the balance sheet
		Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)	1	368,057	(69,103)	298,954	(230,758)	(13,766)	(48,154)	6,276	8,772	307,726
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		21,204	(461)	20,743	(709)	(20,030)	—	4	1,534	22,277
– non-trading assets		318,424	(115,678)	202,746	(13,936)	(188,646)	(73)	91	28,258	231,004
Loans and advances to customers	3	30,983	(10,882)	20,101	(17,031)	—	—	3,070	428	20,529
At 31 Dec 2020		738,668	(196,124)	542,544	(262,434)	(222,442)	(48,227)	9,441	38,992	581,536

Derivatives (Note 15)	1	277,261	(41,739)	235,522	(171,371)	(13,095)	(47,404)	3,652	7,473	242,995
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		21,465	(280)	21,185	(1,553)	(19,630)	—	2	165	21,350
– non-trading assets		348,561	(134,772)	213,789	(28,826)	(184,495)	(189)	279	27,549	241,338
Loans and advances to customers	3	33,039	(10,128)	22,911	(18,893)	—	—	4,018	735	23,646
At 31 Dec 2019		680,326	(186,919)	493,407	(220,643)	(217,220)	(47,593)	7,951	35,922	529,329

Financial liabilities
Derivatives (Note 15)	1	364,121	(69,103)	295,018	(230,758)	(21,387)	(37,343)	5,530	7,983	303,001
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		16,626	(461)	16,165	(709)	(15,456)	—	—	159	16,324
– non-trading liabilities		200,999	(115,678)	85,321	(13,936)	(71,142)	(215)	28	26,580	111,901
Customer accounts	4	41,177	(10,882)	30,295	(17,031)	—	—	13,264	13	30,308
At 31 Dec 2020		622,923	(196,124)	426,799	(262,434)	(107,985)	(37,558)	18,822	34,735	461,534

Derivatives (Note 15)	1	275,286	(41,739)	233,547	(171,371)	(20,137)	(37,844)	4,195	5,950	239,497
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		10,494	(280)	10,214	(1,553)	(8,656)	—	5	46	10,260
– non-trading liabilities		232,675	(134,772)	97,903	(28,826)	(68,638)	(357)	82	42,441	140,344
Customer accounts	4	36,750	(10,128)	26,622	(18,893)	—	—	7,729	31	26,653
At 31 Dec 2019		555,205	(186,919)	368,286	(220,643)	(97,431)	(38,201)	12,011	48,468	416,754
1    At 31 December 2020, the amount of cash margin received that had been offset against the gross derivatives assets was $7,899m (2019: $2,350m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $17,955m (2019: $8,303m).
2    For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $22,277m (2019: $21,350m) and ‘Trading liabilities’ $16,324m (2019: $10,260m), see the ‘Funding sources and uses’ table on page 220.
3    At 31 December 2020, the total amount of ‘Loans and advances to customers’ was $1,037,987m (2019: $1,036,743m), of which $20,101m (2019: $22,911m) was subject to offsetting.
4    At 31 December 2020, the total amount of ‘Customer accounts’ was $1,642,780m (2019: $1,439,115m), of which $30,295m (2019: $26,622m) was subject to offsetting.
5    These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.